UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2021

Date of reporting period:  December 31, 2020

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30E-1).

HW Opportunities MP Fund
Semi-Annual Report
DECEMBER 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Fund by contacting your financial intermediary or, if you invest directly with the Fund, by calling 888-458-1963.

You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Fund, by calling 888-458-1963 to let the Fund know of your request. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary, or all Funds held with the fund complex if you invest directly with the Fund.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited)
December 31, 2020

		Percent of
Sector Breakdown (% of net assets)	Largest Equity Holdings	Net Assets
	Royal Mail plc	8.14%
	Cairn Energy plc	4.63%
	Heineken Holding NV	4.57%
	Wells Fargo & Company	4.23%
	The Goldman Sachs Group, Inc.	4.22%
	General Electric Company	4.16%
	Microsoft Corporation	4.15%
	American International Group, Inc.	4.13%
	AMERCO	4.04%
	News Corporation, Class A	4.00%

	Shares
	Held	Value
COMMON STOCKS – 96.96%

COMMUNICATION SERVICES – 12.67%

Interactive Media & Services – 3.12%
Alphabet, Inc., Class A (a)	8	$14,021

Media – 7.42%
Comcast Corporation, Class A	60	3,144
Discovery, Inc., Class C (a)	340	8,905
News Corporation, Class A	1,000	17,971
ViacomCBS, Inc., Class B	90	3,353
		33,373
Wireless Telecommunication Services – 2.13%
Vodafone Group plc – ADR	580	9,558
TOTAL COMMUNICATION SERVICES		56,952

CONSUMER DISCRETIONARY – 3.91%

Hotels, Restaurants & Leisure – 2.28%
Accor SA (a)	283	10,267

Specialty Retail – 1.63%
The ODP Corporation	250	7,325
TOTAL CONSUMER DISCRETIONARY		17,592

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2020

	Shares
	Held	Value
COMMON STOCKS – 96.96% (Continued)

CONSUMER STAPLES – 4.57%

Beverages – 4.57%
Heineken Holding NV	219	$20,549
TOTAL CONSUMER STAPLES		20,549

ENERGY – 15.93%

Energy Equipment & Services – 3.02%
Frank’s International NV (a)	2,000	5,480
Mcdermott International Ltd. (a)	3,200	2,592
NOV, Inc. (formerly National Oilwell Varco, Inc.)	400	5,492
		13,564
Oil, Gas & Consumable Fuels – 12.91%
Cairn Energy plc	7,254	20,799
Equitrans Midstream Corporation	680	5,467
Hess Corporation	110	5,807
Range Resources Corporation (a)	660	4,422
Royal Dutch Shell plc – ADR	90	3,163
Suncor Energy, Inc.	860	14,425
Whiting Petroleum Corporation (a)	160	4,000
		58,083
TOTAL ENERGY		71,647

FINANCIALS – 22.71%

Banks – 9.19%
Bank of America Corporation	550	16,671
Popular, Inc.	100	5,632
Wells Fargo & Company	630	19,013
		41,316
Capital Markets – 7.16%
The Goldman Sachs Group, Inc.	72	18,986
Morgan Stanley	90	6,168
Motors Liquidation Company GUC Trust (a)	3,900	7,040
		32,194

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2020

	Shares
	Held	Value
COMMON STOCKS – 96.96% (Continued)

FINANCIALS – 22.71% (Continued)

Insurance – 6.36%
American International Group, Inc.	490	$18,552
Enstar Group Ltd. (a)	35	7,171
Global Indemnity Group LLC, Class A	100	2,859
		28,582
TOTAL FINANCIALS		102,092

HEALTH CARE – 2.64%

Health Care Providers & Services – 2.64%
Anthem, Inc.	37	11,880
TOTAL HEALTH CARE		11,880

INDUSTRIALS – 16.57%

Air Freight & Logistics – 8.14%
Royal Mail plc (a)	7,940	36,596

Industrial Conglomerates – 4.16%
General Electric Company	1,730	18,684

Professional Services – 0.23%
Hudson Global, Inc. (a)	100	1,050

Road & Rail – 4.04%
AMERCO	40	18,158
TOTAL INDUSTRIALS		74,488

INFORMATION TECHNOLOGY – 15.87%

Electronic Equipment, Instruments & Components – 3.72%
Arrow Electronics, Inc. (a)	25	2,433
TE Connectivity Ltd.	118	14,286
		16,719
IT Services – 1.84%
Euronet Worldwide, Inc. (a)	57	8,260

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2020

	Shares
	Held	Value
COMMON STOCKS – 96.96% (Continued)

INFORMATION TECHNOLOGY – 15.87% (Continued)

Software – 7.89%
Microsoft Corporation	84	$18,684
Oracle Corporation	260	16,819
		35,503
Technology Hardware, Storage & Peripherals – 2.42%
Hewlett Packard Enterprise Company	920	10,902
TOTAL INFORMATION TECHNOLOGY		71,384

REAL ESTATE – 2.09%

Equity Real Estate Investment Trusts – 2.09%
Seritage Growth Properties, Class A (a)	640	9,395
TOTAL REAL ESTATE		9,395
Total Common Stocks (Cost $436,122)		435,979

PREFERRED STOCKS – 1.33%

FINANCIALS – 1.33%

Thrifts & Mortgage Finance – 1.33%
Federal Home Loan Mortgage Corporation, Series S (a)
0.000%, Perpetual	40	575
Federal Home Loan Mortgage Corporation, Series N (a)
0.000%, Perpetual	300	4,364
Federal Home Loan Mortgage Corporation, Series K (a)
5.790%, Perpetual	70	1,054
TOTAL FINANCIALS		5,993
Total Preferred Stocks (Cost $6,006)		5,993

WARRANTS – 0.10%

FINANCIALS – 0.10%

Insurance – 0.10%
American International Group, Inc. (a)
Expiration: January 2021, Exercise Price: $45.00	3,800	456
TOTAL FINANCIALS		456
Total Warrants (Cost $521)		456
Total Long-Term Investments (Cost $442,649)		442,428

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2020

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 100.07%

Money Market Funds – 100.07%
First American Government Obligations Fund, Class X, 0.04% (b)	$450,000	$450,000
Total Short-Term Investments (Cost $450,000)		450,000
Total Investments – 198.46% (Cost $892,649)		892,428
Liabilities in Excess of Other Assets – (98.46)%		(442,753)
Net Assets – 100.00%		$449,675

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of December 31, 2020.

ADR – American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2020

Industry Breakdown (% of net assets)	Market Value	Percent of Net Assets
Oil, Gas & Consumable Fuels	58,083	12.92%
Banks	41,316	9.19%
Air Freight & Logistics	36,596	8.14%
Software	35,503	7.89%
Media	33,372	7.42%
Capital Markets	32,194	7.16%
Insurance	29,038	6.46%
Beverages	20,549	4.57%
Industrial Conglomerates	18,684	4.15%
Road & Rail	18,158	4.04%
Electronic Equipment, Instruments & Components	16,719	3.72%
Interactive Media & Services	14,021	3.12%
Energy Equipment & Services	13,564	3.02%
Health Care Providers & Services	11,880	2.64%
Technology Hardware, Storage & Peripherals	10,902	2.42%
Hotels, Restaurants & Leisure	10,267	2.28%
Wireless Telecommunication Services	9,558	2.13%
Equity Real Estate Investment Trusts	9,395	2.09%
IT Services	8,261	1.84%
Specialty Retail	7,325	1.63%
Thrifts & Mortgage Finance	5,993	1.33%
Professional Services	1,050	0.23%
Short-Term Securities and Liabilities in Excess of Other Assets	7,247	1.61%

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments (Unaudited) – Continued
December 31, 2020

Country Breakdown (% of net assets)	Market Value	Percent of Net Assets
United States	308,788	68.67%
United Kingdom	66,953	14.89%
Netherlands	29,192	6.49%
Canada	14,425	3.21%
France	10,267	2.28%
Bermuda	7,171	1.60%
Puerto Rico	5,632	1.25%
Short-Term Securities and Liabilities in Excess of Other Assets	7,247	1.61%

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Statement of Assets and Liabilities (Unaudited)
December 31, 2020

ASSETS:
Long-term investments, at value (Cost $442,649)	$442,428
Short-term investments (Cost $450,000)	450,000
Dividends and interest receivable	1
Receivable from Advisor	1,490
Total assets	893,919

LIABILITIES:
Payable for investments purchased	442,754
Payable for custodian fees	66
Payable for fund adminstration and fund accounting fees	622
Payable for transfer agent fees and expenses	164
Payable for compliance fees	82
Accrued expenses and other liabilities	556
Total liabilities	444,244

NET ASSETS	$449,675

NET ASSETS CONSIST OF:
Paid-in capital	$450,000
Accumulated deficit	(325)
Net assets	$449,675

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets	$449,675
Shares issued and outstanding(1)	45,000
Net asset value, offering and redemption price per share	$9.99

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Statement of Operations (Unaudited)
For the Period Ended December 31, 2020

INVESTMENT INCOME:
Interest income	$1
Total income	1

EXPENSES:
Fund administration and fund accounting fees (See Note 3)	622
Audit fees	230
Transfer agent fees and expenses (See Note 3)	164
Legal fees	98
Reports to shareholders	92
Compliance fees (See Note 3)	82
Custodian fees (See Note 3)	66
Trustees’ fees (See Note 3)	62
Federal and state registration fees	30
Other expenses	44
Total expenses	1,490
Fee waiver/expense reimbursement by Advisor (See Note 3)	(1,490)
Net expenses	—
NET INVESTMENT INCOME	1

REALIZED AND UNREALIZED LOSSES:
Net change in unrealized depreciation of:
Securities of unaffiliated issuers	(221)
Foreign currency translation	(105)
Net change in unrealized depreciation	(326)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(325)

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Statements of Changes in Net Assets

Period Ended
December 31, 2020
(Unaudited)
OPERATIONS:
Net investment income	$1
Net change in unrealized depreciation	(326)
Net decrease in net assets resulting from operations	(325)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	450,000

NET ASSETS:
Total decrease in net assets	449,675
Beginning of period	—
End of period	$449,675

(1)  A summary of capital share transactions is as follows:

	For the
	Period Ended
	December 31, 2020
	Shares	Amount
SHARE TRANSACTIONS:
Issued	45,000	$450,000
Issued to holders in reinvestment of dividends	—	—
Redeemed	—	—
Net increase in shares outstanding	45,000	$450,000

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Financial Highlights

For the Period
Inception through
December 31, 2020
(Unaudited)(1)
PER SHARE DATA(2):
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	—
Net realized and unrealized loss on investments	(0.01)
Total from investment operations	(0.01)
Net asset value, end of period	$9.99

TOTAL RETURN(4)	-0.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$450
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	120.85%
After expense reimbursement(5)	0.00%
Ratio of net investment income to average net assets	0.08%
Portfolio turnover rate(4)(6)	—%

(1)	Inception date of the Fund was December 29, 2020.
(2)	For a Fund share outstanding for the period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited)
December 31, 2020

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The HW Opportunities MP Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Hotchkis & Wiley Capital Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide capital appreciation.

The Fund commenced operations on December 29, 2020. Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

Shareholders should be aware that the Fund pays no fees under its management and advisory agreements to the Fund’s adviser. However, Fund shares are only offered to participants in separately managed account programs who pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the Fund’s adviser, the adviser typically receives a fee from the program sponsor for providing such management or advisory services to the managed account, including with respect to assets that may be invested in the Fund. In certain cases, a program participant will pay a fee for investment advice directly to the adviser in its capacity as manager to the participant’s managed account.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2020

does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2020

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2020:

Investments at Fair Value(1)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$340,728	$95,251	$—	$435,979
Preferred Stocks	4,939	1,054	—	5,993
Warrants	456	—	—	456
Short-Term Investments	450,000	—	—	450,000
	$796,123	$96,305	$—	$892,428

(1)	Please refer to the Schedule of Investments to view securities segregated by sector and industry type.

During the period ended December 31, 2020, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2020

standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

C.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

D.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

E.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

F.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

G.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

H.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

I.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 7 for further derivative disclosure.

J.  Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2020

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser does not charge a management fee for advisory services to the Fund. However, the Fund is an integral part of separately managed account programs, and the Adviser and its affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

The Fund’s Adviser has contractually agreed in an Operating Expenses Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) do not exceed 0.00% of the Fund’s average daily net assets. The Adviser may not request recoupment of previously waived fees and reimbursed Fund expenses from the Fund until after December 31, 2022.

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended December 31, 2020, are disclosed in the Statement of Operations.

Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended December 31, 2020, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	442,129	—

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements (Unaudited) – Continued
December 31, 2020

5.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2020, the Adviser owned 100.00% of the outstanding shares of the Fund.

6.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

7.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

HW OPPORTUNITIES MP FUND

Expense Example (Unaudited)
December 31, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(12/31/2020)	(12/30/2020)	(12/31/2020)	(12/30/2020 to 12/31/2020)
Actual(2)	0.00%	$1,000.00	$ 999.00	$0.00
Hypothetical
(5% annual return before expenses)	0.00%	$1,000.00	$1,000.27	$0.00

(1)	Expense are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 2/365 to reflect its inception period.
(2)	Based on the actual returns for the period from December 30, 2020 through December 31, 2020, of -0.10% for Investor Class.

HW OPPORTUNITIES MP FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
December 31, 2020

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.

In this regard, at a meeting held on October 22, 2020 (the “Meeting”), the Board, including the Independent Trustees, considered and unanimously approved an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, the HW Opportunities MP Fund (the “Fund”) and Hotchkis and Wiley Capital Management, LLC (the “Adviser”), for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting the Adviser to serve as the Fund’s investment adviser and approving the Advisory Agreement.

In advance of the Meeting, the Adviser provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by the Adviser included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Adviser; (ii) the investment performance of the strategy to be used in managing the Fund; (iii) the Fund’s overall fees and operating expenses, including the absence of management fees to be payable by the Fund to the Adviser, compared with those of a peer group of mutual funds; and (iv) potential “fall-out” benefits the Adviser may receive based on its relationship with the Fund.

In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from the Adviser, the Interested Trustee, and management. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by the Adviser under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day portfolio management of the Fund. It also included information about the Adviser’s plans with respect to the Fund’s investment process and portfolio strategy, the approach to security selection and the overall positioning of the Fund’s portfolio. In particular, the Board considered the Fund’s strategy of investing in companies that have strong capital appreciation potential, and the Fund’s employment of a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. The Board also received and reviewed information about the Adviser’s history and organizational structure and about the Fund’s portfolio managers, Mr. George H. Davis, Jr. and Mr. David Green, noting each portfolio manager’s background and experience. The Board also noted it met with representatives from the Adviser, including Mr. Green, via Webex during the Meeting.

HW OPPORTUNITIES MP FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
December 31, 2020

The Board evaluated the ability of the Adviser, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of the Adviser.

INVESTMENT PERFORMANCE

The Board reviewed the Adviser’s process for identifying and selecting investments for inclusion in the Fund’s portfolio. The Board also received historical performance information for the Adviser’s Value Opportunities Strategy, which the Adviser represented to be substantially similar to the investment strategy to be used by the Adviser in managing the Fund. The Board acknowledged that the Fund is newly formed and had no actual investment performance record. The Board then noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis after its launch and in connection with future reviews of the Advisory Agreement.

FEES AND EXPENSES

The Board received and considered information regarding the Fund’s anticipated net operating expense ratios and their various expense components, including contractual and/or estimated advisory fees, administrative fees, custodian and other non-advisory fees, and fee waiver and expense reimbursement arrangements. The Board also considered the Fund’s anticipated net expense ratio in comparison to the average and median ratios of funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc., based on screening criteria applied by the Trust’s administrator in consultation with the Adviser. The Board received a description of the methodology and screening criteria used by the Trust’s administrator to select the mutual funds and share class in the Expense Group. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.

The Board noted that the Fund does not pay a management fee, and that shares of the Fund may be purchased only by or on behalf of separately managed account clients where the Advisor has an agreement with the managed account program sponsor or directly with the client to provide management or advisory services to the managed account, for which the Adviser receives compensation. The Board also recognized that the Adviser has agreed to pay all operating expenses of the Fund, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, for at least two years from the commencement of operations of the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the terms of the Advisory Agreement, including the absence of a management fee, are reasonable in light of the services to be covered by the Advisory Agreement.

PROFITABILITY AND ECONOMIES OF SCALE

The Board acknowledged that there is no actual information about the Adviser’s profitability earned from the Fund and that the Adviser does not anticipate earning any profit directly from the Fund given the absence of a management fee.

With respect to possible economies of scale, the Board acknowledged that, because the Adviser does not charge a management fee to the Fund and has temporarily agreed to absorb all of the Fund’s ordinary operating expenses, the Adviser does not expect to realize economies of scale that can be shared with the Fund in the future.

HW OPPORTUNITIES MP FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
December 31, 2020

ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Board received and considered information regarding potential “fall-out” or ancillary benefits to the Adviser, as a result of its relationship with the Fund. In particular, the Board considered information about the management or advisory fee the Adviser expects to receive from the managed account program sponsors or clients associated with account assets, including those invested in the Fund. Ancillary benefits are also expected to include benefits attributable to research credits generated by Fund portfolio transactions.

CONCLUSIONS

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the Fund entering into the Advisory Agreement for an initial two-year term.

HW OPPORTUNITIES MP FUND

Additional Information (Unaudited)
December 31, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-888-458-1963

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-458-1963. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-888-458-1963, or (2) on the SEC’s website at www.sec.gov.

HW OPPORTUNITIES MP FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Hotchkis & Wiley Capital Management, LLC
601 South Figueroa Street, 39th Floor
Los Angeles, CA 90017

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street NW
Washington, DC 20036

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/Ryan L. Roell
Ryan L. Roell, President

Date    March 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan L. Roell
Ryan L. Roell, President

Date    March 9, 2021

By (Signature and Title)      /s/Cullen O. Small
Cullen O. Small, Treasurer

Date    March 9, 2021